Segment Information	6 Months Ended
Jun. 30, 2015
Segment Information
Segment Information:
16. Segment Information:
The Company has currently two reportable segments from which it derives its revenues: Drybulk and Tanker segments, and until the deconsolidation of Ocean Rig on June 8, 2015, the Company had also a Drilling segment. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of the deepwater drilling rig services of the drilling rigs and drillships through ownership of drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.
The tables below present information about the Company's reportable segments as of and for the six-month periods ended June 30, 2014 and 2015.
The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.
The Company measures segment performance based on net income/(loss). Summarized financial information concerning each of the Company's reportable segments is as follows:
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total

	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2014	2015	2014	2015	2014	2015	2014	2015
Revenues from external customers	$103,024	$64,609	$79,938	$104,879	$802,197	$725,805	$985,159	$895,293
Income tax expense	-	-	-	-	(23,933)	(36,931)	(23,933)	(36,931)
Net income/(loss)	(79,376)	(201,210)	(1,380)	(16,513)	68,324	(1,242,728)	(12,432)	(1,460,451)

	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015
Total assets	$1,741,235	$2,018,930	$652,375	$597,006	$8,095,212	$-	$10,488,822	$2,615,936

A reconciliation of total segment assets with the consolidated amounts is as follows:
Total Assets	December 31, 2014
Total Assets for reportable segments	10,488,822
Elimination of intersegment receivables	(117,219)
Total consolidated Assets	10,371,603